Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

August 30, 2012

Michael P. O’Hare

mohare@stradley.com

215.564.8198

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Jacob Funds Inc.
File Nos. 333-82865 and 811-09447

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 18, Amendment No. 21 (the “Amendment”) to the Registration Statement on Form N-1A of Jacob Funds Inc. (the “Registrant”).  The Registrant is filing the Amendment for the purpose of (1) registering one new series of the Registrant, designated as the Jacob Micro Cap Growth Fund series, including Investor Class shares and Institutional Class shares; and (2) adding Institutional Class shares to the Jacob Small Cap Growth Fund, an existing series of the Registrant.

The Jacob Micro Cap Growth Fund is being formed to serve as the successor fund to the Jacob Micro Cap Growth Fund (formerly PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (formerly PineBridge Mutual Funds) following a proposed reorganization of the Jacob Micro Cap Growth Fund series of Jacobs Funds II into the Jacob Micro Cap Growth Fund series of the Registrant. The Jacob Small Cap Growth Fund is serving as the successor fund to the Jacob Small Cap Growth Fund II (formerly PineBridge US Small Cap Growth Fund) series of Jacob Funds II following a proposed reorganization of the Jacob Small Cap Growth Fund II into the Jacob Small Cap Growth Fund.  Immediately following this Amendment, the Registrant will be filing a Registration Statement on Form N-14 to register the shares of the relevant series that will be issued in the reorganizations.

The Amendment is scheduled to automatically become effective 75 days after this filing.  However, the Form N-14 related to the reorganizations will automatically become effective 30 days after it is filed.  Since the staff will be reviewing the substantive aspects of the new Jacob Micro Cap Growth Fund series and existing Jacob Small Cap Growth Fund series in connection with the N-14 filing (including investment, fee and expense disclosure), we plan to request that the SEC staff accelerate the effectiveness of this Amendment so that the Registrant can attach an effective joint prospectus for each series of the Registrant to the combined N-14 Proxy Statement/Prospectus when seeking shareholder approval of the proposed fund reorganizations.  Such an accelerated timing approach would be consistent with the desire of the Boards and advisers of the affected funds to accomplish the reorganizations as quickly as possible in the best interests of fund shareholders.

Following receipt of SEC staff comments, the Registrant intends to file amended versions of the joint prospectus and statement of additional information for the purposes of: (i) responding to any comments conveyed by the SEC staff; and (ii) updating and/or completing certain other information contained in the prospectus and the statement of additional information.  The facing sheet, the Amendment relates to the prospectus and statement of additional information for each series of the Registrant.

Questions and comments concerning this filing may be directed to the undersigned at (215) 564-8198 or, in my absence, to David F. Roeber, Esq. at (215) 564-8179.

Very truly yours, /s/Michael P. O'Hare Michael P. O’Hare

cc:           Ryan Jacob
Frank Alexander